Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) (Loan Portfolio Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Hedging Instruments [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 196,250		$ 211,583
Interest Rate Derivative Liabilities at Fair Value	8,809		17,198
Gains/(Losses)	8,389		2,023
Hedged Items [Member] | Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Assets, Trust Preferred Loans	196,250	[1],[2]	211,583	[1],[2]
Gains/(Losses)	$ (8,361)	[1],[3]	$ (1,999)	[1],[3]

[1]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[2]	Represents principal balance being hedged.
[3]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.